UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: July 31, 2015

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Schedule of investments

July 31, 2015

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 96.8%
Alabama — 3.1%
Jefferson County, AL, Sewer Revenue:
AGM	5.500%	10/1/53	$1,750,000	$1,930,565	(a)
Convertible CAB	0.000%	10/1/50	11,020,000	7,184,379	(b)
Subordinated Lien Warrants	6.000%	10/1/42	4,880,000	5,454,522
Subordinated Lien Warrants	6.500%	10/1/53	8,250,000	9,485,190
Total Alabama				24,054,656
Arizona — 1.4%
Phoenix, AZ, IDA Education Revenue, Basis School Inc.	5.000%	7/1/45	7,000,000	6,861,260	(c)
University Medical Center Corp., AZ, Hospital Revenue	6.000%	7/1/24	1,250,000	1,476,137	(d)
University Medical Center Corp., AZ, Hospital Revenue	6.500%	7/1/39	2,000,000	2,399,840	(d)
Total Arizona				10,737,237
California — 11.6%
Alhambra, CA, Revenue:
Atherton Baptist Homes	7.500%	1/1/30	1,535,000	1,656,050
Atherton Baptist Homes	7.625%	1/1/40	1,500,000	1,614,000
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/46	2,000,000	2,206,660
California School Finance Authority, School Facilities Revenue:
KIPP LA Project	5.000%	7/1/34	600,000	617,790
KIPP LA Project	5.125%	7/1/44	750,000	770,198
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	7,500,000	7,865,325	(c)(e)
California State Public Works Board, Lease Revenue:
California State Prisons LA	5.000%	10/1/28	3,500,000	4,028,570
Various Capital Project	5.125%	10/1/31	2,000,000	2,279,380
California Statewide CDA Revenue:
American Baptist Homes of the West	2.100%	10/1/19	2,250,000	2,251,260
American Baptist Homes of the West	2.400%	10/1/20	1,250,000	1,250,475
Senior Living-Presbyterian Homes	4.750%	11/15/26	1,920,000	1,981,286	(c)
Senior Living-Presbyterian Homes	4.875%	11/15/36	6,000,000	5,932,980	(c)
California Statewide CDA, Senior Living Health Facility Revenue, Los Angeles Jewish Home Aging, Jewish Home Foundation	4.750%	8/1/20	4,000,000	4,009,280
California Statewide CDA, Student Housing Revenue:
Provident Group-Pomona Properties LLC	5.600%	1/15/36	3,110,000	3,106,112
Provident Group-Pomona Properties LLC	5.750%	1/15/45	2,230,000	2,150,300
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue	5.000%	9/1/44	2,140,000	2,314,924
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	26,500,000	35,924,725

See Notes to Financial Statements.

Municipal High Income Portfolio 2015 Annual Report	33

Schedule of investments (cont’d)

July 31, 2015

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Redding, CA, RDA, Tax Allocation, Shastec Redevelopment Project	5.000%	9/1/36	$1,250,000	$1,250,037
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.500%	9/1/45	2,740,000	2,806,692
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	5,000,000	5,575,600
Total California				89,591,644
Colorado — 4.0%
Colorado Educational & Cultural Facilities Authority Revenue, Cheyenne Mountain Charter Academy Foundation	5.375%	6/15/38	2,585,000	2,661,128
Colorado Health Facilities Authority Revenue, Christian Living Communities Project	5.750%	1/1/37	2,000,000	2,026,780
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	17,500,000	22,818,075
Reata South Metropolitan District, CO, GO	7.250%	6/1/37	4,000,000	3,689,440
Total Colorado				31,195,423
Delaware — 1.4%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	9,000,000	9,740,700
New Castle County, DE, Revenue, Newark Charter School Inc. Project	5.000%	9/1/36	1,000,000	1,011,730
Total Delaware				10,752,430
District of Columbia — 0.8%
District of Columbia Revenue:
Friendship Public Charter School Inc.	5.000%	6/1/32	2,130,000	2,255,606
Friendship Public Charter School Inc.	5.000%	6/1/42	1,250,000	1,290,900
KIPP Charter School	6.000%	7/1/33	1,000,000	1,146,770
KIPP Charter School	6.000%	7/1/43	1,450,000	1,634,368
Total District of Columbia				6,327,644
Florida — 3.1%
Bonnet Creek Resort Community Development District, Special Assessment	7.500%	5/1/34	555,000	555,705
Florida State Development Finance Corp., Senior Living Revenue, Tuscan Isle Obligated Group	7.000%	6/1/45	300,000	303,138	(c)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/28	2,000,000	2,200,560
Martin County, FL, IDA Revenue, Indiantown Cogeneration LP Project	4.200%	12/15/25	3,500,000	3,545,955	(e)
Orange County, FL, IDA Revenue, Vitag Florida LLC Project	8.000%	7/1/36	1,200,000	1,209,708	(c)(e)
Palm Beach County, FL, Health Facilities Authority Revenue:
Sinai Residences Boca Raton Project	7.500%	6/1/49	1,600,000	1,827,488
Sinai Residences Boca Raton Project, Entrance Fee	6.000%	6/1/21	1,350,000	1,453,329
Reunion, FL, East Community Development District, Special Assessment	6.600%	5/1/33	410,000	391,427

See Notes to Financial Statements.

34	Municipal High Income Portfolio 2015 Annual Report

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	$355,000	$4	(f)*
Seminole Tribe Florida Special Obligation Revenue	5.750%	10/1/22	5,000,000	5,336,600	(c)
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	3,000,000	3,150,930	(c)
Volusia County, FL, Educational Facility Authority Revenue	5.000%	10/15/45	3,750,000	3,986,737
Total Florida				23,961,581
Georgia — 1.3%
Atlanta, GA, Development Authority Educational Facilities Revenue, Science Park LLC Project	5.000%	7/1/32	5,865,000	6,236,548
Franklin County, GA, Industrial Building Authority Revenue:
Emmanuel College Inc.	5.750%	11/1/25	1,000,000	600,000
Emmanuel College Inc.	6.000%	11/1/32	2,850,000	1,710,000
Emmanuel College Inc.	6.250%	11/1/43	3,000,000	1,800,000
Total Georgia				10,346,548
Hawaii — 1.2%
Hawaii State Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co.	6.500%	7/1/39	8,000,000	9,144,960
Illinois — 5.1%
Chicago, IL, GO	5.500%	1/1/37	5,500,000	5,331,590
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO, Green Bond	5.000%	12/1/44	10,000,000	11,091,500
Chicago, IL, Motor Fuel Tax Revenue, AGM	5.000%	1/1/32	1,050,000	1,108,170
Illinois Development Finance Authority Revenue, Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,254,778	(e)
Illinois State Finance Authority Revenue:
Franciscan Communities Inc.	5.125%	5/15/43	2,700,000	2,729,997
Park Place of Elmhurst	8.000%	5/15/30	5,000,000	2,743,650	(g)
Park Place of Elmhurst	8.125%	5/15/40	11,835,000	7,188,697	(g)
Refunding, Chicago Charter School Project	5.000%	12/1/36	3,000,000	3,009,300
Refunding, OSF Healthcare System	5.750%	11/15/37	2,500,000	2,724,625
Total Illinois				39,182,307
Indiana — 1.8%
Indiana State Finance Authority Revenue, Educational Facilities, Marian University Project	6.375%	9/15/41	10,000,000	11,368,700
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,206,760	(e)
Vanderburgh County, IN, Redevelopment Commission, Redevelopment District Tax Increment Revenue	5.250%	2/1/31	1,400,000	1,466,654	(d)
Total Indiana				14,042,114

See Notes to Financial Statements.

Municipal High Income Portfolio 2015 Annual Report	35

Schedule of investments (cont’d)

July 31, 2015

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Iowa — 2.3%
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	$4,200,000	$4,438,392
Iowa Fertilizer Co. Project	5.250%	12/1/25	12,215,000	13,286,133
Total Iowa				17,724,525
Kentucky — 2.0%
Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Owensboro Medical Health Systems	6.375%	6/1/40	11,500,000	13,063,885
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	2,500,000	2,602,550
Total Kentucky				15,666,435
Louisiana — 0.3%
Epps, LA, COP	8.000%	6/1/18	775,000	116,250	(f)*
Louisiana Local Government Environmental Facilities, CDA Revenue, Capital Project & Equipment Acquisition Program, ACA	6.550%	9/1/25	595,000	643,368
Louisiana Public Facilities Authority Revenue, Entergy Louisiana LLC Project	5.000%	6/1/30	1,535,000	1,556,536
Total Louisiana				2,316,154
Maryland — 6.3%
Maryland State EDC, EDR:
Term Project	5.750%	6/1/35	9,000,000	9,840,780
Transportation Facilities Project	5.750%	6/1/35	21,625,000	23,645,207
Maryland State EDC, Student Housing Revenue Bonds, University of Maryland, College Park Project	5.800%	6/1/38	5,000,000	5,205,100
Maryland State Health & Higher EFA Revenue, Mercy Medical Center	6.250%	7/1/31	9,000,000	10,135,980
Total Maryland				48,827,067
Massachusetts — 3.9%
Massachusetts State DFA Revenue, Tufts Medical Center Inc.	6.875%	1/1/41	4,000,000	4,653,040
Massachusetts State HEFA Revenue:
Massachusetts Eye & Ear Infirmary	5.375%	7/1/35	9,000,000	9,894,780
Suffolk University	5.750%	7/1/39	13,740,000	15,380,556	(d)
Total Massachusetts				29,928,376
Michigan — 3.2%
Michigan State Finance Authority Limited Obligation Revenue:
Higher Education, Thomas M Cooley Law School Project	6.000%	7/1/24	1,355,000	1,382,168	(c)
Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	1,900,000	2,003,759	(c)

See Notes to Financial Statements.

36	Municipal High Income Portfolio 2015 Annual Report

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Michigan State Finance Authority Revenue:
Detroit School District	5.500%	6/1/21	$10,000,000	$10,836,900
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	1,130,000	1,188,828
Senior Lien Detroit Water & Sewer	5.000%	7/1/44	1,180,000	1,209,004
Michigan State Strategic Fund Limited Obligation Revenue:
Evangelical Homes of Michigan	5.250%	6/1/32	1,000,000	1,041,780
Evangelical Homes of Michigan	5.500%	6/1/47	1,000,000	1,020,990
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	4,000,000	4,868,400	(d)
Saline, MI, EDC Revenue, Evangelical Homes of Michigan Project	5.500%	6/1/47	1,235,000	1,260,923
Total Michigan				24,812,752
Missouri — 1.4%
Missouri State HEFA Revenue:
Lutheran Senior Services	6.000%	2/1/41	2,000,000	2,198,480
Lutheran Senior Services	5.000%	2/1/44	2,450,000	2,570,883
Raytown, MO, Annual Appropriation Supported Tax:
Raytown Live Redevelopment Plan Project 1	5.000%	12/1/19	1,000,000	1,073,550
Raytown Live Redevelopment Plan Project 1	5.000%	12/1/20	1,555,000	1,669,075
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills	5.875%	9/1/43	3,000,000	3,442,650
Total Missouri				10,954,638
Nevada — 0.4%
Director of the State of Nevada Department of Business & Industry Revenue:
Somerset Academy of Las Vegas	5.000%	12/15/35	1,295,000	1,265,798	(c)
Somerset Academy of Las Vegas	5.125%	12/15/45	2,015,000	1,950,117	(c)
Total Nevada				3,215,915
New Jersey — 6.9%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating	5.000%	12/1/24	2,000,000	2,235,080	(e)
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	5.125%	9/15/23	8,000,000	8,625,360	(e)
Newark Downtown District Management Corp.	5.125%	6/15/27	400,000	407,112
Provident Group — Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	2,072,800
Refunding	6.875%	1/1/37	10,965,000	11,025,856	(e)
Refunding, Gloucester Marine Project	6.625%	1/1/37	1,480,000	1,488,421
School Facilities Construction	1.620%	3/1/28	17,500,000	17,260,425	(b)

See Notes to Financial Statements.

Municipal High Income Portfolio 2015 Annual Report	37

Schedule of investments (cont’d)

July 31, 2015

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.000%	12/1/44	$2,780,000	$2,821,394	(e)
Salem County, NJ, PCFA Revenue, Chambers Project	5.000%	12/1/23	7,000,000	7,609,770	(e)
Total New Jersey				53,546,218
New Mexico — 0.3%
Otero County, NM:
COP, Jail Project Revenue	5.750%	4/1/18	1,035,000	1,040,196
COP, Jail Project Revenue	6.000%	4/1/23	500,000	501,230
COP, Jail Project Revenue	6.000%	4/1/28	500,000	482,360
Total New Mexico				2,023,786
New York — 5.1%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.250%	7/15/40	21,870,000	25,219,609
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Refunding, Bard College	5.000%	8/1/46	2,500,000	2,404,825
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue:
Amsterdam At Harborside	2.000%	1/1/49	648,226	51,858
Amsterdam At Harborside	6.700%	1/1/49	1,796,250	1,734,944
New York City, NY, Industrial Development Agency, Civic Facilities Revenue, Amboy Properties Corp. Project	6.750%	6/1/20	1,535,000	1,534,924
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/36	7,000,000	8,170,890
Total New York				39,117,050
North Carolina — 0.3%
North Carolina Department of Transportation Private Activity Revenue, I-77 Hot Lanes Project	5.000%	12/31/37	2,000,000	2,118,480	(e)
Ohio — 1.9%
Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project	7.500%	1/1/30	2,165,000	2,168,442
Lorain County, OH, Port Authority, Recovery Zone Facility Revenue, U.S. Steel Corp. Project	6.750%	12/1/40	5,000,000	5,536,750
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,717,947	(e)
Ohio State Water Development Authority, Environmental Improvement Revenue, U.S. Steel Corp. Project	6.600%	5/1/29	5,000,000	5,605,600
Total Ohio				15,028,739
Oklahoma — 1.1%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project	7.125%	11/1/30	1,000,000	1,090,770

See Notes to Financial Statements.

38	Municipal High Income Portfolio 2015 Annual Report

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Oklahoma — continued
Montereau Inc. Project	7.250%	11/1/40	$7,000,000	$7,619,570
Total Oklahoma				8,710,340
Pennsylvania — 3.9%
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/28	1,750,000	1,890,262
Erie County, PA, Convention Center Authority Gtd. Hotel Revenue, County GTD	5.000%	1/15/36	3,290,000	3,630,976
Harrisburg, PA, University Revenue, Harrisburg University of Science and Technology	6.000%	9/1/36	3,000,000	2,380,620	(f)*
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,488,720
Pennsylvania Economic Development Financing Authority:
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	5.625%	1/1/19	1,420,000	1,527,849
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	5,000,000	5,539,450
Solid Waste Disposal Revenue, Waste Management Inc. Project	5.100%	10/1/27	1,000,000	1,016,570	(e)
Pennsylvania HEFA Revenue, Shippensburg University	6.000%	10/1/31	3,500,000	3,906,700
Philadelphia, PA, Authority for IDR:
Discovery Charter School Inc. Project	6.250%	4/1/42	635,000	654,418
Performing Arts Charter School Project	6.000%	6/15/23	3,500,000	3,661,420	(c)
Philadelphia, PA, Water & Wastewater Revenue	5.000%	7/1/45	1,000,000	1,093,860
Total Pennsylvania				29,790,845
Puerto Rico — 1.0%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/40	3,610,000	2,193,075
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/41	6,390,000	2,492,100
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/43	8,500,000	3,315,000
Total Puerto Rico				8,000,175
Rhode Island — 0.1%
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	980,000	343,000	(f)*
Tennessee — 0.1%
Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Trezevant Manor Project	5.750%	9/1/37	1,000,000	1,016,360
Texas — 18.7%
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/25	2,500,000	2,887,700
Central Texas Regional Mobility Authority Revenue:
Capital Appreciation	0.000%	1/1/36	2,800,000	1,044,764
Capital Appreciation	0.000%	1/1/38	2,000,000	668,700
Capital Appreciation	0.000%	1/1/40	2,200,000	660,704

See Notes to Financial Statements.

Municipal High Income Portfolio 2015 Annual Report	39

Schedule of investments (cont’d)

July 31, 2015

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Clifton, TX, Higher Education Finance Corp., Education Revenue	6.000%	12/1/30	$1,120,000	$1,272,286
Clifton, TX, Higher Education Finance Corp., Education Revenue	6.125%	12/1/40	4,000,000	4,487,040
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CABs	0.000%	10/1/35	4,000,000	3,141,120	(b)
Gulf Coast, TX, IDA Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	2,000,000	2,083,840	(e)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Hermann Healthcare System	0.920%	6/1/22	5,635,000	5,566,648	(b)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	5,135,000	5,809,893
Houston, TX, Airport System Revenue	5.000%	7/15/35	7,500,000	7,731,000	(e)
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Inc., Terminal Project	6.500%	7/15/30	6,500,000	7,557,095	(e)
Special Facilities, Continental Airlines Inc., Terminal Project	6.625%	7/15/38	5,000,000	5,823,150	(e)
Midlothian, TX, Development Authority, Tax Increment Contract Revenue, Refunding, Subordinated Lien	5.125%	11/15/26	840,000	849,517
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue:
Collegiate Housing College Station LLC, Texas A&M University Project	5.000%	4/1/46	500,000	536,250
Collegiate Housing, Tarleton State University Project	5.000%	4/1/46	3,000,000	3,054,660
Collegiate Housing, Tarleton State University Project	5.000%	4/1/47	4,000,000	4,107,680
North Texas Tollway Authority Revenue	5.750%	1/1/33	10,000,000	11,182,000	(d)
North Texas Tollway Authority Revenue	6.250%	1/1/39	2,000,000	2,307,740
Port Corpus Christi, TX, Celanese Project	6.450%	11/1/30	1,995,000	1,999,668
San Leanna Educational Facilities Corp., Education Revenue:
Saint Edwards University Project	5.000%	6/1/20	1,000,000	1,058,200
Saint Edwards University Project	5.125%	6/1/22	2,000,000	2,100,560
Texas Midwest Public Facility Corp. Revenue, Secure Treatment Facility Project	9.000%	10/1/30	5,000,000	700,000	(f)*
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	6,500,000	7,817,810
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC	7.000%	6/30/40	16,460,000	19,639,249
Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	28,000,000	32,977,000

See Notes to Financial Statements.

40	Municipal High Income Portfolio 2015 Annual Report

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Texas State Public Finance Authority, Charter School Finance Corp. Revenue:
Cosmos Foundation Inc.	6.000%	2/15/30	$1,000,000	$1,204,540	(d)
Cosmos Foundation Inc.	6.200%	2/15/40	4,000,000	4,853,200	(d)
Uplift Education	5.875%	12/1/36	1,000,000	1,076,580
Willacy County, TX, PFC Project Revenue, County Jail	7.500%	11/1/25	525,000	499,223
Total Texas				144,697,817
U.S. Virgin Islands — 1.1%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.750%	10/1/37	7,500,000	8,589,150
Virginia — 1.1%
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.750%	7/1/38	7,500,000	8,658,000
Washington — 0.1%
Washington State HFC Revenue:
Heron’s Key	6.500%	7/1/30	350,000	353,532	(c)(h)
Heron’s Key	6.750%	7/1/35	350,000	354,123	(c)(h)
Total Washington				707,655
Wisconsin — 0.5%
Public Finance Authority, WI, Revenue, Church Home of Hartford Inc.	5.000%	9/1/38	1,250,000	1,224,812	(c)
Wisconsin State HEFA Revenue, Aurora Health Care Inc.	5.625%	4/15/39	2,000,000	2,268,500
Total Wisconsin				3,493,312
Total Investments before Short-Term Investments (Cost — $701,731,354)				748,623,333
Short-Term investments — 2.3%
Florida — 0.7%
North Broward, FL, Hospital District Revenue, NATL, LOC-Wells Fargo Bank N.A.	0.020%	1/15/27	5,300,000	5,300,000	(i)(j)
New Hampshire — 0.0%
New Hampshire State Business Finance Authority Solid Waste Disposal Revenue, Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.130%	11/1/20	100,000	100,000	(e)(i)(j)
New Jersey — 0.0%
New Jersey State Health Care Facilities Financing Authority Revenue, Southern Ocean County Hospital, LOC- Wells Fargo Bank N.A.	0.010%	7/1/36	100,000	100,000	(i)(j)
New York — 1.1%
New York City, NY, GO:
AGM, SPA-Dexia Credit Local	0.180%	11/1/26	885,000	885,000	(i)(j)
LOC-Bank of Tokyo-Mitsubishi UFJ	0.010%	4/1/42	900,000	900,000	(i)(j)

See Notes to Financial Statements.

Municipal High Income Portfolio 2015 Annual Report	41

Schedule of investments (cont’d)

July 31, 2015

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.160%	6/15/32	$1,575,000	$1,575,000	(i)(j)
Second General Resolution, SPA-Dexia Credit Local	0.180%	6/15/32	100,000	100,000	(i)(j)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.180%	8/1/22	1,200,000	1,200,000	(i)(j)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.180%	11/1/22	3,500,000	3,500,000	(i)(j)
Total New York				8,160,000
North Carolina — 0.1%
Orange, NC, Water & Sewer Authority, System Revenue, SPA-Wells Fargo Bank N.A.	0.020%	7/1/29	1,000,000	1,000,000	(i)(j)
Texas — 0.1%
Texas State, GO, Veterans Housing Assistance, SPA-JPMorgan Chase	0.030%	6/1/38	800,000	800,000	(e)(i)(j)
Vermont — 0.1%
Vermont State Housing Finance Agency Revenue	0.060%	5/1/33	265,000	265,000	(e)(i)(j)
Washington — 0.2%
Washington State Health Care Facilities Authority Revenue, Multicare Health System, LOC-Barclays Bank PLC	0.030%	8/15/41	1,790,000	1,790,000	(i)(j)
Total Short-Term Investments (Cost — $17,515,000)				17,515,000
Total Investments — 99.1% (Cost — $719,246,354#)				766,138,333
Other Assets in Excess of Liabilities — 0.9%				7,239,559
Total Net Assets — 100.0%				$773,377,892

*	Non-income producing security.

(a)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	The coupon payment on these securities is currently in default as of July 31, 2015.

(g)	Illiquid security (unaudited).

(h)	Security is purchased on a when-issued basis.

(i)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is $718,762,375.

See Notes to Financial Statements.

42	Municipal High Income Portfolio 2015 Annual Report

Municipal High Income Portfolio

Abbreviations used in this schedule:
ACA	— American Capital Assurance — Insured Bonds
AGC	— Assured Guaranty Corporation — Insured Bonds
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Facility
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PFC	— Public Facilities Corporation
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority

Ratings table (unaudited)*
Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	2.1%
AA/Aa	3.0
A	21.2
BBB/Baa	47.5
BB/Ba	12.5
B/B	0.4
CC/Ca	1.0
A-1/VMIG 1	2.3
NR***	10.0
100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the lowest rating category received from a NRSRO.

***	The credit quality of unrated investments is evaluated based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments.

See Notes to Financial Statements.

Municipal High Income Portfolio 2015 Annual Report	43

Statement of assets and liabilities

July 31, 2015

Assets:
Investments, at value (Cost — $719,246,354)	$766,138,333
Cash	34,244
Interest receivable	8,046,335
Receivable for securities sold	10,000
Total Assets	774,228,912

Liabilities:
Payable for securities purchased	705,618
Payable to broker — variation margin on open futures contracts	76,563
Trustees’ fees payable	980
Accrued expenses	67,859
Total Liabilities	851,020
Total Net Assets	$773,377,892

Represented by:
Paid-in-capital	$773,377,892

See Notes to Financial Statements.

44	Municipal High Income Portfolio 2015 Annual Report

Statement of operations

For the Year Ended July 31, 2015

Investment Income:
Interest	$40,305,246

Expenses:
Fund accounting fees	75,454
Audit and tax fees	48,300
Legal fees	33,560
Trustees’ fees	12,247
Custody fees	4,131
Miscellaneous expenses	13,783
Total Expenses	187,475
Net Investment Income	40,117,771

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	2,063,871
Futures contracts	(2,574,268)
Net Realized Loss	(510,397)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(5,472,333)
Futures contracts	246,009
Change in Net Unrealized Appreciation (Depreciation)	(5,226,324)
Net Loss on Investments and Futures Contracts	(5,736,721)
Increase in Net Assets from Operations	$34,381,050

See Notes to Financial Statements.

Municipal High Income Portfolio 2015 Annual Report	45

Statements of changes in net assets

For the Years Ended July 31,	2015	2014

Operations:
Net investment income	$40,117,771	$41,445,187
Net realized loss	(510,397)	(32,765,855)
Change in net unrealized appreciation (depreciation)	(5,226,324)	46,686,471
Increase in Net Assets from Operations	34,381,050	55,365,803

Capital Transactions:
Proceeds from contributions	81,489,298	77,789,231
Value of withdrawals	(94,263,665)	(270,597,460)
Decrease in Net Assets from Capital Transactions	(12,774,367)	(192,808,229)
Increase (Decrease) in Net Assets	21,606,683	(137,442,426)

Net Assets:
Beginning of year	751,771,209	889,213,635
End of year	$773,377,892	$751,771,209

See Notes to Financial Statements.

46	Municipal High Income Portfolio 2015 Annual Report

Financial highlights

For the year ended July 31, unless otherwise noted:
	2015	2014	2013[1]

Net assets, end of year (millions)	$773	$752	$889
Total return[2]	4.59%	8.12%	(1.50)%

Ratios to average net assets:
Gross expenses	0.02%	0.02%	0.03%[3]
Net expenses	0.02	0.02	0.03 [3]
Net investment income	5.15	5.44	4.94 [3]

Portfolio turnover rate	8%	12%	33%

[1]	For the period November 29, 2012 (inception date) to July 31, 2013.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

See Notes to Financial Statements.

Municipal High Income Portfolio 2015 Annual Report	47

Notes to financial statements

1. Organization and significant accounting policies

Municipal High Income Portfolio (the “Portfolio”) is a diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At July 31, 2015, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

48	Municipal High Income Portfolio 2015 Annual Report

When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among the market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Municipal High Income Portfolio 2015 Annual Report	49

Notes to financial statements (cont’d)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$748,623,333	—	$748,623,333
Short-term investments†	—	17,515,000	—	17,515,000
Total investments	—	$766,138,333	—	$766,138,333

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Futures contracts	$122,053	—	—	$122,053

†	See Schedule of Investments for additional detailed categorizations.

(b) Method of allocation. Net investment income and net realized and unrealized gains and/or losses of the Portfolio are allocated pro rata, based on respective ownership interests, among investors in the Portfolio.

(c) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Portfolio is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Credit and market risk. The Portfolio invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investments in securities rated below investment grade typically involve risks not associated with higher rated

50	Municipal High Income Portfolio 2015 Annual Report

securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2015, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio does not pay an investment management fee.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive placement agent.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the year ended July 31, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$90,422,013
Sales	58,856,549

Municipal High Income Portfolio 2015 Annual Report	51

Notes to financial statements (cont’d)

At July 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$73,666,839
Gross unrealized depreciation	(26,290,881)
Net unrealized appreciation	$47,375,958

At July 31, 2015, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	98	9/15	$15,159,822	$15,281,875	$(122,053)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at July 31, 2015.

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$122,053

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the year ended July 31, 2015. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(2,574,268)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$246,009

During the year ended July 31, 2015, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Futures contracts (to sell)	$28,562,274

52	Municipal High Income Portfolio 2015 Annual Report

The following table presents by financial instrument, the Portfolio’s derivative liabilities net of the related collateral pledged by the Portfolio at July 31, 2015:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged[2,3,4]	Net Amount
Futures contracts[5]	$76,563	$(76,563)	—

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	See the Schedule of Investments for securities pledged as collateral.

[5]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

Municipal High Income Portfolio 2015 Annual Report	53

Report of independent registered public accounting firm

The Board of Trustees and Shareholders

Master Portfolio Trust:

We have audited the accompanying statement of assets and liabilities of Municipal High Income Portfolio (the “Portfolio”), a series of Master Portfolio Trust, including the schedule of investments, as of July 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for the year for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and for the period from November 29, 2012 (inception date) to July 31, 2013. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Municipal High Income Portfolio as of July 31, 2015, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and for the period from November 29, 2012 (inception date) to July 31, 2013, in conformity with U.S. generally accepted accounting principles.

New York, New York

September 17, 2015

54	Municipal High Income Portfolio 2015 Annual Report

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Municipal High Income Portfolio (the “Portfolio”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Portfolio is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926.

Independent Trustees†:
Elliott J. Berv
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Jane F. Dasher
Year of birth	1949
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Mark T. Finn
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); Principal/Member, Balvan Partners (investment management) (2002 to 2009)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

34	Municipal High Income Portfolio

Independent Trustees cont’d
Stephen R. Gross
Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years	Chairman Emeritus (since 2011) and formerly Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1974 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Advisors, LLC (since 2011); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Richard E. Hanson, Jr.
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired; formerly Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Diana R. Harrington
Year of birth	1940
Position(s) with Trust	Trustee and Chair
Term of office[1] and length of time served[2]	Since 1992 (Chair of the Board since 2013)
Principal occupation(s) during past five years	Babson Distinguished Professor of Finance, Babson College (since 1992)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Susan M. Heilbron
Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); formerly, General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); formerly, Senior Vice President, New York State Urban Development Corporation (1984 to 1986); formerly, Associate, Cravath, Swaine & Moore (1980 to 1984) and (1977 to 1979)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); formerly, Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); formerly, Director, Alexander’s Inc. (department store) (1987 to 1990)

Municipal High Income Portfolio	35

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Susan B. Kerley
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Director and Trustee (since 1990) and formerly, Chairman (2005 to 2012) of various series of MainStay Family of Funds (66 funds); Investment Company Institute (ICI) Board of Governors (2006 to 2014); ICI Executive Committee (2011 to 2014); Chairman of the Independent Directors Council (2012 to 2014)

Alan G. Merten
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	President Emeritus (since 2012) and formerly, President, George Mason University (1996 to 2012)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Director Emeritus (since 2012) and formerly, Director, Cardinal Financial Corporation (2006 to 2012); Trustee, First Potomac Realty Trust (since 2005); Director, DeVry Inc. (educational services) (since 2012); formerly, Director, Xybernaut Corporation (information technology) (2004 to 2006); formerly, Director, Digital Net Holdings, Inc. (2003 to 2004); formerly, Director, Comshare, Inc. (information technology) (1985 to 2003)

R. Richardson Pettit
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Retired; Duncan Professor of Finance Emeritus, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

36	Municipal High Income Portfolio

Interested Trustee and Officer:
Jane Trust, CFA[3]
Year of birth	1962
Position(s) with Trust	Trustee, President, and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2015); Officer and/or Trustee/Director of 156 funds associated with LMPFA or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); formerly, Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); formerly, Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee	147
Other board memberships held by Trustee during past five years	None

Additional Officers:
Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); formerly, AML Consultant, Rabobank Netherlands, (2009); formerly, First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

Municipal High Income Portfolio	37

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Vanessa A. Williams Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1979
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Vice President of Legg Mason & Co. (since 2012); Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (2011 to 2013); formerly, Senior Compliance Officer of Legg Mason & Co. (2008 to 2011); formerly, Compliance Analyst of Legg Mason & Co. (2006 to 2008) and Legg Mason & Co. predecessors (prior to 2006)

Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

38	Municipal High Income Portfolio

Additional Officers cont’d
Richard F. Sennett Legg Mason 100 International Drive, 7th Floor, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); formerly, Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Steven Frank Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1967
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during past five years	Vice President of Legg Mason & Co. and Legg Mason & Co. predecessors (since 2002); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010); formerly, Assistant Controller of certain mutual funds associated with Legg Mason & Co. predecessors (prior to 2005)

Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Portfolio within the meaning of section 2(a)(19) of the 1940 Act.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]

Effective June 1, 2015, Ms. Trust became a Trustee. Ms. Trust is an “interested person” of the Portfolio, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

Municipal High Income Portfolio	39

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending July 31, 2014 and July 31, 2015 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $42,000 in 2014 and $42,400 in 2015.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in 2014 and $0 in 2015.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $5,400 in 2014 and $5,450 in 2015. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Income Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Master Portfolio Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Master Portfolio Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2014 and 2015; Tax Fees were 100% and 100% for 2014 and 2015; and Other Fees were 100% and 100% for 2014 and 2015.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Master Portfolio Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Master Portfolio Trust during the reporting period were $0 in 2015.

(h) Yes. Master Portfolio Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Master Portfolio Trustor to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2015